As filed with the Securities and Exchange	Registration No. 333-133944
Commission on December 30, 2008	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 10	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]
(Check appropriate box or boxes.)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: (610) 425-3400

John S. (Scott) Kreighbaum, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 31, 2008 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

EXPLANATORY NOTE: Each of the Prospectus and Statement of Additional Information, dated April
28, 2008 and as supplemented, is incorporated into Parts A and B, respectively, of this amendment by reference to Post-Effective Amendment No. 8 to this Registration Statement, as filed on April 9, 2008
(Accession No. 0000836687-08-000169). This amendment further supplements the prospectus and does not otherwise delete, amend, or supersede any other information in this registration statement, as previously amended, including exhibits and undertaking.

SUPPLEMENT Dated December 31, 2008
To The Prospectuses Dated April 28, 2008 For

ING GoldenSelect Access	ING GoldenSelect Premium Plus
ING GoldenSelect ESII	ING Architect Variable Annuity
ING GoldenSelect Landmark

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus on changes to the contract’s death benefits, and to the MGIB and
ING LifePay Plus riders, effective January 12, 2009, but subject to state approval, as applicable. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

The Annual Ratchet Enhanced Death Benefit is now available in place of the Quarterly Ratchet Enhanced Death
Benefit. So you may choose from one of the following death benefits in purchasing the Contract: (i) Standard Death
Benefit; (ii) Annual Ratchet Enhanced Death Benefit; and (iii) Max 7 Enhanced Death Benefit. (Your Contract’s
death benefit will be the Standard Death Benefit if you do not choose a death benefit.) Before January 12, 2009, the
Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death benefit for the same charge. All references to the Quarterly Ratchet Enhanced Death Benefit in the prospectus are hereby updated accordingly, including the headings of the fee tables under “Fees and Expenses – Separate Account Annual
Charges” and “Charges and Fees – Charges Deducted from the Subaccounts – Mortality and Expense Risk Charge.”

Under “Fees and Expenses – Optional Rider Charges” as well as under “Charges and Fees – Optional Rider
Charges,” please replace the tables of charges for the ING LifePay Plus and ING Joint LifePay Plus riders with the following (with all references to the charges in the prospectus updated accordingly):

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider*:

As an Annual Charge - Currently	Maximum Annual Charge
(Charge Deducted Quarterly)
0.85% of the ING LifePay Plus Base	1.30% of the ING LifePay Plus Base

* The ING LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The ING
LifePay Plus Base is calculated based on contract value if this rider is added after contract issue. The current annual charge is 0.75% if this rider was purchased before January 12, 2009. The charge for this rider can increase upon the
Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. Before January 12, 2009, we reserve the right to increase the charge for the ING LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. For more information about the ING LifePay Plus Base and Quarterly Ratchet, please see “Charges and Fees – Optional
Rider Charges - ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge” and
“Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider –
Annual Ratchet.”

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider**:

As an Annual Charge - Currently	Maximum Annual Charge
(Charge Deducted Quarterly)
1.05% of the ING LifePay Plus Base	1.50% of the ING LifePay Plus Base

** The ING LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The ING
LifePay Plus Base is calculated based on contract value if this rider is added after contract issue. The current annual charge is 0.95% if this rider was purchased before January 12, 2009. The charge for this rider can increase upon the
Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. Before January 12, 2009, we reserve the right to increase the charge for the ING LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. For more information about the ING LifePay Plus Base and Quarterly Ratchet, please see “Charges and Fees – Optional

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Rider Charges - ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider
Charge” and “Living Benefits Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING
Joint LifePay Plus”) Rider – Annual Ratchet.”

Under “The Annuity Contract – Change of Contract Owner or Beneficiary,” please replace the second paragraph with the following:

If you have elected the Standard Death Benefit, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For either the Annual Ratchet
Enhanced Death Benefit or Max 7 Enhanced Death Benefit, the minimum guaranteed death benefit will continue if the new owner is age 75 or under on the date of the ownership change. For Contracts issued before April 28, 2008, the age is 79. The Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced
Death Benefit will end and the death benefit will become the Standard Death Benefit, however, whenever the new owner is age 76 to 85. For Contracts issued before April 28, 2008, the ages are 80 to 85.

Please note before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit.

Then for all death benefit options, (1) if the new owner’s attained age is 86 or over on the date of the ownership change, or (2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. Attained age is the age of the owner at the time the contract is issued plus the number of full years elapsed since the contract date. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore either the Annual Ratchet Enhanced Death Benefit (the Quarterly Ratchet Enhanced Death
Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit.

Under “The Annuity Contract – Purchase and Availability of the Contract,” please replace the first paragraph (as well as the second paragraph in the prospectus for ING GoldenSelect Landmark) with the following:

Purchase and Availability of the Contract
We will issue a Contract with the Standard Death Benefit SO LONG AS both the annuitant and the contract owner are age 80 or younger at the time of application. We will issue a Contract with either the Annual
Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit SO LONG AS both the annuitant and the contract owner are age 79 or younger at the time of application AND you purchase the ING LifePay
Plus rider or ING Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Otherwise, the maximum issue age is 75 for a Contract with the Annual Ratchet
Enhanced Death Benefit or Max 7 Enhanced Death Benefit. Before January 12, 2009, the Quarterly
Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit.
Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet
Enhanced Death Benefit or Max 7 Enhanced Death Benefit.

Under “Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”) – Calculation of MGIB Ratchet Bases,” please replace the first four paragraphs with the following:

Calculation of MGIB Ratchet Bases. The MGIB Ratchet Base for Covered Funds and Special Funds equals:

1)	On the rider date, eligible premiums plus premium credits, if any, or the contract value (if the rider is added after the contract date) allocated to Covered Funds and Special Funds.

2)	On each contract anniversary prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:

(a) The current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

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	(b)	The MGIB Ratchet Base for Covered Funds and Special Funds from the most recent contract anniversary, adjusted for any new eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

For Contracts with the MGIB rider purchased before January 12, 2009, the MGIB Ratchet Base for Covered Funds and Special Funds is recalculated on each “quarterly anniversary date” prior to attainment of age 90. A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of the month.

Whenever the date falls on a weekend or holiday, we will use the value as of the subsequent business day.

3)	At other times, the MGIB Ratchet Base for Covered funds and Special Funds is the corresponding MGIB Ratchet Base from the prior contract anniversary (the prior quarterly anniversary date for Contracts with the MGIB rider purchased before January 12, 2009), adjusted for subsequent eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

The MGIB Ratchet Base for Excluded Funds has a corresponding definition with respect to amounts allocated to Excluded Funds. The MGIB Ratchet Base for Excluded Funds is used only for transfer adjustments and MGIB rider charges. It is not included in the MGIB Ratchet Base used to determine benefits.

Eligible premiums are those premiums and related premium credits, if any, added more than five years before the earliest MGIB date. This means that, generally, premiums and related premium credits, if any, must be paid within five years of purchasing the MGIB rider to be considered eligible premiums.
Premiums and related premium credits, if any, paid after that are not added to the MGIB Ratchet Bases, but would be added to your contract value.

Under “Living Benefit Riders – for both ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING
LifePay Plus”) Rider and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay
Plus”) Rider – Highlights,” please replace the fourth from the last sentence of the paragraph with the following:

The ING LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly
Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009), and subject to adjustment for any Excess Withdrawals.

Under “Living Benefit Riders – for both ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING
LifePay Plus”) Rider and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay
Plus”) Rider – ING LifePay Plus Base – Quarterly Ratchet,” please replace both paragraphs in their entirety with the following:

Annual Ratchet. The ING LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of: the current ING LifePay Plus Base; or the current Contract value (excluding any premium credits applied during the preceding 36 months). We call this recalculation the Annual Ratchet.

If this rider was purchased before January 12, 2009, the ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for this rider upon the Annual Ratchet. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do
so. Please note, however, from then on the ING LifePay Plus Base would no longer be eligible for any

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Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual
Withdrawal.” Our written notice will also remind you of the consequences of canceling a forthcoming
Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

Under “Living Benefit Riders – for both ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING
LifePay Plus”) Rider and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay
Plus”) Rider – ING LifePay Plus Base – 7% Compounding Step-Up,” please replace all three paragraphs in their entirety with the following:

6% Compounding Step-Up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current ING LifePay Plus Base; the current Contract value
(excluding any premium credits applied during the preceding 36 months); and the ING LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received (excluding any applicable premium credits) and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding
Step-Up.

Please note that there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not
pro-rated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6% Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding
Step-Up. The 7% Compounding Step-Up is not pro-rated.

Under “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”)
Rider – Lifetime Withdrawal Phase – Maximum Annual Withdrawal,” please replace the first two paragraphs, as well as the table, in their entirety with the following:

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING LifePay
Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum
Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the ING
LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59 ½ to 64
5%	65-75
6%	76-79
7%	80+

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If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
5%	59 ½ to 69
6%	70-79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or 6% Compounding Step-Up (Quarterly Ratchet or
7% Compounding Step-Up if this rider was purchased before January 12, 2009). Also, the Maximum
Annual Withdrawal Percentage can increase with the Annual Ratchet as the annuitant grows older.

Under Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint
LifePay Plus”) Rider – Lifetime Withdrawal Phase – Maximum Annual Withdrawal,” please replace the first two paragraphs, as well as the table, in their entirety with the following:

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING Joint
LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The
Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the ING LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59 ½ to 64
5%	65-75
6%	76-79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
4%	59 ½ to 64
5%	65-69
6%	70-79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or 6% Compounding Step-Up (Quarterly Ratchet or
7% Compounding Step-Up if this rider was purchased before January 12, 2009). Also, the Maximum
Annual Withdrawal Percentage can increase with the Annual Ratchet as the younger Active Spouse grows older.

Under “Living Benefit Riders – for both ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING
LifePay Plus”) Rider and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay
Plus”) Rider – Lifetime Withdrawal Phase – Required Minimum Distributions,” please replace the last sentence of the second paragraph with the following:

Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets
(Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of this rider.

Under “Living Benefit Riders – for both ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING
LifePay Plus”) Rider and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay
Plus”) Rider – Lifetime Automatic Periodic Benefit Status,” please replace the third sentence of the fourth paragraph with the following:

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Also, the ING LifePay Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding
Step-Ups if this rider was purchased before January 12, 2009).

Under “Living Benefit Riders – for both ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING
LifePay Plus”) Rider and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay
Plus”) Rider – Investment Option Restrictions,” please replace the introductory paragraph, as well as the paragraphs pertaining to and the list of Accepted Funds, in their entirety with the following:

Investment Option Restrictions. While this rider is in effect, there are limits on the portfolios to which your Contract Value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract value in the Fixed
Allocation Funds, which percentage depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below for more information. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider.
We require this allocation regardless of your investment instructions to the Contract. The rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Portfolio	ING MFS Total Return Portfolio
ING American Funds Asset Allocation Portfolio	ING Oppenheimer Active Asset Allocation Portfolio
ING American Funds World Allocation Portfolio	ING Russell Global Large Cap Index 85% Portfolio
ING LifeStyle Conservative Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING LifeStyle Growth Portfolio	ING Van Kampen Global Tactical Asset Allocation
Portfolio
ING LifeStyle Moderate Growth Portfolio	ING Van Kampen Equity and Income Portfolio
ING LifeStyle Moderate Portfolio	Fixed Interest Allocation
ING Liquid Assets Portfolio

If this rider was purchased before January 12, 2008, the following are additional Accepted Funds:

  ING Franklin Templeton Founding Strategy Portfolio;
  ING Global Equity Option Portfolio; and
  ING WisdomTreeSM Global High-Yielding Equity Index Portfolio.

No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to
Contract value allocated to such portfolios after the date of the change.

Under “Living Benefit Riders – for both ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING
LifePay Plus”) Rider and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay
Plus”) Rider – Investment Option Restrictions – Fixed Allocation Funds Automatic Rebalancing,” please replace the first sentence of the first paragraph with the following:

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than the specified percentage noted above of the total Contract value allocated among the Fixed
Allocation Funds and Other Funds on any of the below Rebalancing Dates, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date.

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Under “Living Benefit Riders – for both ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING
LifePay Plus”) Rider and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay
Plus”) Rider – Death of Owner or Annuitant – ING LifePay Plus Death Benefit Base,” please replace the last sentence of the third paragraph with the following:

Please note that the ING LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009).

Under “Death Benefit Choices – Death Benefit During the Accumulation Phase,” please replace the third paragraph in its entirety with the following:

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Annual
Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Standard Death Benefit is
available SO LONG AS both the annuitant and the contract owner are age 80 or younger at the time of application. Either the Annual Ratchet Enhanced Death Benefit or the Max 7 Enhanced Death Benefit is
available SO LONG AS both the contract owner and the annuitant (if the contract owner is not an individual) are age 79 or younger at the time of application AND you purchase the ING LifePay Plus rider or ING Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Otherwise, the maximum issue age is 75 for a Contract with the Annual Ratchet Enhanced Death
Benefit or the Max 7 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit or Max 7
Enhanced Death Benefit are available only at the time you purchase your Contract. Neither the Annual
Ratchet Enhanced Death Benefit nor Max 7 Enhanced Death Benefit is available when a Contract is owned by joint owners. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the
Annual Ratchet Enhanced Death Benefit. Before April 28, 2008, the maximum issue age was 79 for a
Contract with either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit.

Under “Death Benefit Choices – Death Benefit During the Accumulation Phase – Enhanced Death Benefit Options,” please replace the first paragraph in its entirety with the following:

Enhanced Death Benefit Options. The Contract has Enhanced Death Benefit options designed to protect the contract value from poor investment performance and the impact that poor investment performance could have on the Standard Death Benefit. The Enhanced Death Benefit options enable you to lock in positive investment performance. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death
Benefit option elected. The criteria to lock are different. The Annual Ratchet Enhanced Death Benefit locks annually. The Max 7 Enhanced Death Benefit not only locks annually, but also has an additional element that locks annually at a specified rate, so your death benefit under the Max 7 Enhanced Death
Benefit would be the greater of these two elements. Which Enhanced Death Benefit option is right for you ultimately depends on whether you want the lock to include a specified interest rate, besides the additional charge. The Enhanced Death Benefit options are explained further below.

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the
Annual Ratchet Enhanced Death Benefit; the frequency of the ratchet component was quarterly for both
Enhanced Death Benefit options: the Quarterly Ratchet Enhanced Death Benefit and Max 7 Enhanced
Death Benefit.

Under “Death Benefit Choices – Death Benefit During the Accumulation Phase – Enhanced Death Benefit Options
– Quarterly Ratchet Enhanced Death Benefit,” please replace the paragraphs with the following:

The Annual Ratchet Enhanced Death Benefit equals the greater of: 1) the Standard Death Benefit; and

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2)	the Annual Ratchet Minimum Guaranteed Death Benefit (“Annual Ratchet MGDB”) allocated to Covered Funds plus the contract value allocated to Excluded Funds, less any premium credits applied since or within 12 months prior to death.

The Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit before
January 12, 2009, so the Annual Ratchet MGDB was the Quarterly Ratchet MGDB. Covered Funds are all
investment options not designated as Excluded Funds. No investment options are currently designated as
Excluded Funds for purposes of the Annual Ratchet MGDB (the Quarterly Ratchet MGDB before January
12, 2009).

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual
Ratchet MGDB in Covered Funds will be set to the greater of:

1)	the current contract value in Covered Funds (after deductions occurring as of that date); or

2)	the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the
Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Covered Funds was the Quarterly Ratchet
MGDB allocated to Covered Funds. On the contract date, the Quarterly Ratchet MGDB in Covered Funds equals the premium and premium credits, if any, allocated to Covered Funds. On each quarterly contract anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

1)	the current contract value in Covered Funds (after deductions occurring as of that date); or

2)	the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and any premium credits, partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in Covered Funds is equal to the
Quarterly Ratchet MGDB in Covered Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

1)	the current contract value in Excluded Funds (after deductions occurring as of that date); or

2)	the Annual Ratchet MGDB in Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and any premium credits, partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in Excluded Funds is equal to the Annual
Ratchet MGDB in Excluded Funds from the last contract anniversary, adjusted for new premiums and any premium credits, partial withdrawals attributable to Excluded Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Excluded Funds was the Quarterly
Ratchet MGDB to Excluded Funds. The calculation is not used for benefit purposes, but only to determine

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the impact of transfers on and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

2) the Quarterly Ratchet MGDB in Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and any premium credits, partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in Excluded Funds is equal to the
Quarterly Ratchet MGDB in Excluded Funds from the last quarterly anniversary, adjusted for new premiums and any premium credits, partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Excluded Funds will reduce the Annual Ratchet MGDB in Covered
Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Excluded Funds, as applicable, will equal the decrease in the Annual Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded
Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in
Excluded Funds.

Before January 12, 2009, the Annual Ratchet MGDB was the Quarterly Ratchet MGDB. Withdrawals and
net transfers to and from Covered Funds and Excluded Funds would have the same outcome.

Under “Death Benefit Choices – Death Benefit During the Accumulation Phase – Enhanced Death Benefit Options – Max 7 Enhanced Death Benefit,” please replace the first paragraph with the following:

The Max 7 Enhanced Death Benefit equals the greater of the Annual Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

Before January 12, 2009, the Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced
Death Benefit.

Under “Death Benefit Choices – Continuation After Death – Spouse,” please replace the first sentence of the fourth paragraph (fifth paragraph in the prospectus for ING Architect Variable Annuity) with the following:

If you elect the Annual Ratchet Death Benefit (Quarterly Ratchet Death Benefit before January 12, 2009)
or the Max 7 Enhanced Death Benefit and the new or surviving owner is attained 89 or less, ratchets will continue, (or resume if deceased owner had already reached age 90) until the new or surviving owner reaches age 90.

The Examples of the Minimum Guaranteed Income Benefit calculation have been updated. Please replace the relevant appendix to the contract’s prospectus in its entirety with the following:

Examples of Minimum Guaranteed Income Benefit Calculation

Example 1
			Contract with
		Contract without	Contact with	the MGIB Rider
Age		the MGIB Rider	the MGIB Rider	Before 1/12/09
55	Initial Value	$100,000	$100,000	$100,000
	Accumulation Rate	0.00%	0.00%	0.00%
	Rider Charge	0.00%	0.75%	0.75%

152554

65	Contract Value	$100,000	$100,000	$89,188
	Contract Annuity Factor	4.71	4.71	4.71
	Monthly Income	$471.00	$420.08	$420.08
	MGIB Rollup	n/a	$196,715	$196,715
	MGIB Ratchet	n/a	100,000	$100,000
	MGIB Annuity Factor	n/a	4.17	4.43
	MGIB Income	n/a	$820.30	$871.45

	Income	$471.00	$820.30	$871.45

Example 2
				Contract with
		Contract without	Contract with	the MGIB Rider
Age		the MGIB Rider	the MGIB Rider	Before 1/12/09
55	Initial Value	$100,000	$100,000	$100,000
	Accumulation Rate	3.00%	3.00%	3.00%
	Rider Charge	0.00%	0.75%	0.75%

65	Contract Value	$134,392	$122,065	$122,065
	Contract Annuity Factor	4.71	4.71	4.71
	Monthly Income	$632.98	$574.92	$574.92
	MGIB Rollup	n/a	$196,715	$196,715
	MGIB Ratchet	n/a	$122,065	$122,065
	MGIB Annuity Factor	n/a	4.17	4.43
	MGIB Income	n/a	$820.30	$871.45

	Income	$632.98	$820.30	$871.45

Example 3
				Contract with
		Contract without	Contract with	the MGIB Rider
Age		the MGIB Rider	the MGIB Rider	Before 1/12/09
55	Initial Value	$100,000	$100,000	$100,000
	Accumulation Rate	8.00%	8.00%	8.00%
	Rider Charge	0.00%	0.75%	0.75%

65	Contract Value	$215,892	$215,982	$200,279
	Contract Annuity Factor	4.71	4.71	4.71
	Monthly Income	$1,016.85	$944.11	$943.31
	MGIB Rollup	n/a	$196,715	$196,715
	MGIB Ratchet	n/a	$200,448	$200,279
	MGIB Annuity Factor	n/a	4.17	4.43
	MGIB Income	n/a	835.87	$887.23

	Income	$1,016.85	$944.11	$943.31

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges except the rider charge. Fees and charges are not assessed against the MGIB Rollup Rate.

152554

PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS Financial Statements:

(a)	Included in Part B:
Financial Statements of ING USA Annuity and Life Insurance Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Operations for the years ended December 31, 2007, 2006, and 2005
	-	Balance Sheets as of December 31, 2007 and 2006
	-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2007, 2006, and 2005
	-	Statements of Cash Flows for the years ended December 31, 2007, 2006, and 2005
	-	Notes to Financial Statements
Financial Statements of Separate Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2007
	-	Statements of Operations for the year ended December 31, 2007
	-	Statements of Changes in Net Assets for the years ended December 31, 2007 and
2006
	-	Notes to Financial Statements
Condensed Financial Information (Accumulation Unit Values)

Exhibits: (b)

(1)	Resolution of the Board of Directors of Depositor authorizing the establishment of the
Registrant, incorporated herein by reference to Post-Effective amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

(2)	Not Applicable.

(3)	a.	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

	b.	Form of Dealers Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Organizational Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

d.	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

e.	Expense Reimbursement Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

f.	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

g.	Amendment to the Distribution Agreement between ING USA and DSI, incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755,
811-05626).

h.	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective
Amendment No. 9 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 11, 2007 (File Nos. 333-115515, 811-07935).

(4)	a.	Flexible Premium Deferred Variable Annuity Group Master Contract (IU-MA-3040),
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on August 4, 2006 (File
Nos. 333-133944, 811-05626).

	b.	Flexible Premium Deferred Variable Annuity Certificate (IU-CA-3040), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	c.	Flexible Premium Deferred Variable Annuity Contract (IU-IA-3040), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	d.	Surrender Charge Reduction Endorsement (IU-RA-3042), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

e.	Premium Credit Rider 2% (IU-RA-3043), incorporated herein by reference to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

f.	Premium Credit Rider 4% (IU-RA-3044), incorporated herein by reference to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

g.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

h.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING
PrincipalGuard) (GA-RA-1046), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

i.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay) (IU-
RA-3023), incorporated herein by reference to Post-Effective Amendment No. 32 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
August 5, 2005 (File Nos. 333-28755, 811-05626).

j.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint LifePay)
(IU-RA-3029), incorporated herein by reference to a Registration Statement on Form N-
4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-
05626).

k.	Individual Retirement Annuity Rider (GA-RA-1009) (12-02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

l.	ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12-02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

m.	Guaranteed Death Benefit and Transfer Endorsement (Standard Death Benefit) (GA-RA-
1044-3) (01-02), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

n.	Guaranteed Death Benefit and Transfer Endorsement (Quarterly Ratchet Death Benefit)
(GA-RA-1044-2) (10-03), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

o.	Guaranteed Death Benefit and Transfer Endorsement (Max 7 Death Benefit) (GA-RA-
1044-4) (10-03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

p.	TSA without Loans 403(b) Rider (GA-RA-1039), incorporated herein by reference to
Post-Effective Amendment No. 29 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 16, 2003 (File Nos. 033-59261, 811-05626).

q.	Section 72 Rider (GA-RA-1001) (12-94), incorporated herein by reference to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

r.	Section 72 Rider (GA-RA-1002) (12-94), incorporated herein by reference to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

s.	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12-94), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

t.	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12-94), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

u.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay
Plus)(IU-RA-3061), incorporated herein by reference to Post-Effective Amendment No.
40 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
July 25, 2007 (File Nos. 333-28679, 811-05626).

v.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint
LifePay Plus) (IU-RA-3062), incorporated herein by reference to Post-Effective
Amendment No. 40 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

w.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider
(ING LifePay Plus) (IU-RA-3077), incorporated herein by reference to Post-
Effective Amendment No. 43 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-
05626).

x.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING
Joint LifePay Plus) (IU-RA-3078), incorporated herein by reference to Post-Effective
Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

(5)	a.	Application (138187) (08/07/06), incorporated herein by reference to Pre-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on August 4, 2006 (File Nos. 333-133944, 811-05626).

	b.	Deferred Variable Annuity Application (138311) (04-28-2008), incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 9, 2008 (File Nos. 333-133944, 811-
05626).

	c.	Deferred Variable Annuity Application (139859) (04-28-2008), incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 9, 2008 (File Nos. 333-133944, 811-
05626).

	d.	Deferred Variable Annuity Application (138311) (10-6-2008), incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on September 10, 2008 (File Nos. 333-133944,
811-05626).

	e.	Deferred Variable Annuity Application (139859) (10-6-2008), incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on September 10, 2008 (File Nos. 333-133944,
811-05626).

	f.	Variable Annuity Application (138311) (01-12-2009), attached.

	g.	Variable Annuity Application (139859) (01-12-2009), attached.

	h.	Deferred Variable Annuity Application (151286) (01-12-2009), attached.

(6)	a.	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to
Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA
Annuity and Life Insurance Company filed with the Securities and Exchange
Commission on April 9, 2007 (File No. 333-133076).

	b.	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File No. 333-133076).

	c.	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File No.
333-133076).

	d.	Resolution of the board of directors for Powers of Attorney, dated (04/23/99), incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration
Statement on form N-4 for Golden American Life Insurance Company Separate Account
B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-
23351, 811-05626).

	e.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into
GALIC and renamed ING USA Annuity and Life Insurance Company, effective date
(01/01/04), dated (06/25/03), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

(7)		Not Applicable.

(8)	a.	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective amendment
No. 28 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 1, 1998 (File Nos. 033-23351, 811-05626).

	b.	Asset Management Agreement between Golden American and ING Investment
Management LLC, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

	c.	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

d.	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on June 15, 2007.

e.	Participation Agreement by and between ING Variable Insurance Trust, Golden
American Life Insurance Company and ING Mutual Funds Management Co. LLC and
ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

f.	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

g.	Amendment to Participation Agreement by and between ING Variable Products Trust,
Golden American Life Insurance Company, ING Investments, LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

h.	Participation Agreement by and between Aetna Variable Portfolios, Inc., Golden
American Life Insurance Company and Aeltus Investment Management, Inc.,
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate Account
B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-
70600, 811-05626).

i.	Participation Agreement by and between Portfolio Partners, Inc., Golden American Life
Insurance Company and Aetna Life Insurance and Annuity Company, incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

j.	Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden
American Life Insurance Company and Aetna Life Insurance and Annuity Company,
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate Account
B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-
70600, 811-05626).

k.	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity Company
and ING Financial Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

l.	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds, incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

m.	Amendment to Participation Agreement by and between Fidelity Distributors
Corporation and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-
05626).

n.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

o.	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING USA
Annuity and Life Insurance Company, Variable Insurance Products Fund, Variable
Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance
Products Fund V and Fidelity Distributors Corporation, incorporated by reference to
Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No.
333-117260), as filed on October 23, 2007.

p.	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York and Directed Services, Inc., incorporated herein by reference to Post Effective
Amendment No. 17 of a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company Separate Account NY-B filed with the Securities and Exchange
Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

q.	Amendment to Participation Agreement as of June 5, 2007 by and between Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, and Directed Services, LLC, incorporated herein by reference to Pre-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on July 6, 2007 (File Nos. 333-139695, 811-07935).

r.	Participation Agreement by and between ProFunds, Golden American Life Insurance
Company and ProFunds Advisors LLC, incorporated herein by reference to Post-
Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

s.	Amendment to Participation Agreement by and between ProFunds, Golden American
Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

t.	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the
BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. incorporated by reference to Post-Effective Amendment No. 43 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 7, 2008
(File Nos. 333-28755, 811-05626)

u.	Amendment No. 1 to the Business Agreement dated April 30, 2003, as amended on
January 1, 2008 by an among ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company, ING Life Insurance and Annuity Company, ING
America Equities, Inc., ING Financial Advisers, LLC, Directed Services LLC, American
Funds Distributors and Capital Research and Management Company, incorporated herein by reference to Pre-Effective Amendment No.1 to the Form N-6 Registration Statement
of Security Life of Denver Insurance Company and its Security Life Separate Account
L1, File No. 333-153337, as filed on November 14, 2008.

v.	Fourth Amended and Restated Fund Participation Agreement entered into as of the 28th day of April, 2008, as amended among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, Directed Services,
LLC, ING Funds Distributor, LLC, American Funds Insurance Series and Capital
Research and Management Company, incorporated herein by reference to Post-Effective
Amendment No. 14 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on December 29, 2008 (File Nos. 333-115515, 811-07935)

	w.	Participation Agreement entered into as of the 15th day of September, 2008, as amended among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Investors Trust, Directed Services, LLC, ING Funds
Distributor, LLC, American Funds Insurance Series and Capital Research and
Management Company, incorporated herein by reference to Post-Effective Amendment
No. 14 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company
of New York Separate Account NY-B filed with the Securities and Exchange
Commission on December 29, 2008 (File Nos. 333-115515, 811-07935).

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney, incorporated herein by reference to Post-Effective Amendment No.
8 to a Registration Statement on Form N-4 for ING USA Annuity & Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 9, 2008 (File Nos. 333-133944, 811-05626).

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Valerie G. Brown*	1475 Dunwoody Drive	President
West Chester, PA 19380
Robert G. Leary*	230 Park Avenue, 13th Floor	Director
New York, NY 10169
David A. Wheat*	5780 Powers Ferry Road	Chief Financial Officer, Director and
	Atlanta, GA 30327-4390	Executive Vice President
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Kathleen A. Murphy*	One Orange Way	Director
Windsor, CT 06095-4774
Thomas J. McInerney*	One Orange Way	Director and Chairman
Windsor, CT 06095-4774
Catherine H. Smith*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774
Bridget M. Healy*	230 Park Avenue, 13th Floor	Director
New York, NY 10169
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390
Sue Collins	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401
Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380

Name	Principal Business Address	Position(s) with Depositor
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Michel G. Perreault	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
Linda E. Senker	1475 Dunwoody Drive	Vice President and Chief Compliance
	West Chester, PA 19380	Officer
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Pre-Effective Amendment No. 1 to the Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance
Company (File No. 333-153338), as filed with the Securities and Exchange Commission on November
14, 2008.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of November 28, 2008, there are 5,435 qualified contract owners and 4,221 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses
(including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving
ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings,
Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50%
or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. Directed Services LLC is the
principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ,
ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of
ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of
Directed Services LLC, the Registrant’s Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Names	Principal Business Address	Positions and Offices with Underwriter
A. Bayard Closser		President and Director
Shaun P. Mathews	10 State House Square	Director and Executive Vice President
Hartford, CT 06103
Valerie G. Brown		Director
Kimberly A. Anderson	7337 E Doubletree Ranch Road	Senior Vice President
Scottsdale, AZ 85258
Michael J. Roland	7337 E Doubletree Ranch Road	Senior Vice President
Scottsdale, AZ 85258
Stanley D. Vyner	230 Park Ave 13th Floor	Senior Vice President
New York, NY 10169
Richard E. Gelfand		Chief Financial Officer
Beth G. Shanker	1290 Broadway	Broker Dealer Chief Compliance Officer
Denver, CO 80203
Ernest C’Debaca	7337 E Doubletree Ranch Road	Investment Advisory Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President
Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258
William A. Evans	10 State House Square	Vice President
Hartford, CT 06103
Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258
David S. Pendergrass	7337 E Doubletree Ranch Road	Vice President and Treasurer
Scottsdale, AZ 85258
Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Names	Principal Business Address		Positions and Offices with Underwriter
Joy M. Benner	20 Washington Avenue South		Secretary
Minneapolis, MN 55401
Diana R. Cavender	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401
Randall K. Price	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401
G. Stephen Wastek	7337 E Doubletree Ranch		Assistant Secretary
Road, Scottsdale, AZ 85258
Bruce Kuennen			Attorney-in-Fact

(c)
2007 Net
Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$553,818,186	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant
certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-
Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective
Amendment to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania, on
the 30th day of December, 2008.

SEPARATE ACCOUNT B (Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:

Valerie G. Brown*
President (Principal Executive Officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on December 30, 2008.

Signatures	Officer Titles
President

Valerie G. Brown*	(Principal Executive Officer)
Chief Accounting Officer

Steven T. Pierson*

DIRECTORS
Chief Financial Officer

David A. Wheat*

Robert G. Leary*

Bridget M. Healy*

Thomas J. McInerney*

Kathleen A. Murphy*

________________ Catherine H. Smith*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
(5)f	Variable Annuity Application (138311) (01-12-2009)	EX-99.B5F
(5)g	Variable Annuity Application (139859) (01-12-2009)	EX-99.B5G
(5)h	Deferred Variable Annuity Application (151286) (01-12-2009)	EX-99.B5H
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10